Non-cash stock-based compensation - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - Free Shares [member]	6 Months Ended
	Jun. 30, 2026 € / shares	Jun. 30, 2025 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding, beginning balance	251,946	509,295
Option outstanding, granted	0	0
Option outstanding, exercised/vested	(246,749)	(231,356)
Option outstanding, forfeited, cancelled or expired	(5,197)	(13,894)
Option outstanding, ending balance	0	264,045
Weighted average exercise price per share, beginning balance	€ 3.02	€ 2.84
Weighted average exercise price per share, granted	0	0
Weighted average exercise price per share, Vested	3.02	2.63
Weighted average exercise price per share, Cancelled	3.02	2.91
Weighted average exercise price per share, ending balance	€ 0	€ 3.01